Plan Description	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Description of Plan [Line Items]
Plan Description
(1)    Description of the Plan
The following description of the Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan (the Plan), which is sponsored by Fastenal Company and its Participating Affiliates ('Fastenal,' 'we,' 'our,' 'us,' or 'employer'), provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan covering all full-time and part-time U.S. employees of Fastenal. Employees are eligible to participate in the Plan beginning on the first of the month on or after completing 60 days of service and attaining the age of 18. Bank of America, N.A., serves as the trustee and Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America Corporation, serves as recordkeeper of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Under the Plan, the 401(k) Plan Committee is responsible for administration, management, and control of the assets of the Plan (including the designation of investment funds).
Our common stock is available through the portion of the Plan that is classified as an Employee Stock Ownership Plan (ESOP). The Plan is intended, in part, as a voluntary stock ownership vehicle for those participants who wish to use the Plan for that purpose. The Plan offers participants a voluntary dividend pass-through option to have dividends paid in cash, which would otherwise be automatically reinvested. Any dividends paid by us on stock held by the Plan are deductible to Fastenal for federal income tax purposes.
On December 23, 2025, the Plan was amended, effective May 1, 2025, to add Roth in-plan conversions whereby participants can now convert portions of their Plan accounts to "Roth" tax treatment. The Plan was also amended, effective January 1, 2025, to clarify the treatment of state paid or state mandated disability or medical and family leave programs under the Plan. The Plan was also amended, effective January 1, 2026, to clarify that the Plan provides for higher catch-up contributions for participants age 60 to 63, as well as to document the required Roth catch-up contribution requirement under the Setting Every Community Up for Retirement Enhancement 2.0 Act of 2022 (SECURE 2.0 Act), whereby certain high wage earners are required to make any catch-up contributions on an after-tax Roth basis.
Contributions
Contributions to the Plan include (i) salary deferral contributions authorized by participants, (ii) participant rollover contributions from another qualified plan, and (iii) discretionary matching contributions made by Fastenal.
Participants' contributions are recorded in the period that the participants' payroll deductions are made and are 100% vested at all times. Salary deferral contributions include pre-tax deferrals and Roth 401(k) deferrals. The Plan includes an automatic enrollment provision for newly hired and rehired employees meeting eligibility requirements, unless they affirmatively elect not to participate in the Plan. Participants are automatically enrolled with a 5% pre-tax deferral and contributions are invested in an age-based target retirement investment option. Alternatively, participants may contribute an amount not less than 1% or more than 100% of their eligible compensation. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions, including, effective January 1, 2025, the higher catch-up contributions allowed for participants who will be age 60 to age 63 as of the end of the plan year. Changes in contributions are allowed based on the provisions of the Plan.
The Plan allows for rollover contributions to be made to the Plan by eligible participants. These rollover contributions are eligible distributions from other tax-qualified plans or individual retirement accounts that participants elect to have invested in the Plan either by a direct rollover to the Plan or by a distribution followed by a contribution within 60 days of receipt. Effective May 1, 2025, participants can also complete a Roth in-plan conversion of certain amounts allocated to the participants' accounts, whereby the participant elects to change the tax treatment of the converted amounts from pre-tax (which is subject to taxation on distribution) to Roth (which is tax free, if the distribution is a qualified distribution under applicable law). The amounts converted are subject to income tax to the participant in the year of the conversion.
The Plan's discretionary employer matching contributions are 100% vested when made. Discretionary contributions are reported as an employer contribution receivable on the Statement of Net Assets Available for Benefits and were paid to the Plan subsequent to the respective year end.
Contributions are subject to certain Internal Revenue Code (IRC) limitations. Highly compensated employees may be limited to lower contribution percentages in order for the Plan to satisfy the nondiscrimination tests of the IRC.
Participant Accounts and Allocation of Income and Loss
Individual accounts are maintained for each participant of the Plan. Each participant's account is credited with the participant's contributions, employer contributions, and allocations of Plan earnings (losses) as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Investment Options
Participants direct elective contributions and discretionary employer matching contributions into a variety of fund options and Fastenal common stock. Changes to contribution allocations may be made by participants on a daily basis. Exchanges between investment options may also be made by participants on a daily basis; however, exchanges involving Fastenal common stock are subject to our Confidentiality and Securities Trading policy. Participants may elect to invest no more than 25% of the value of each incoming Plan contribution into our common stock. Subsequent participant-directed investment fund transfers into Fastenal common stock are not subject to this limit.
Payment of Benefits
On termination of employment with Fastenal and its subsidiaries (including termination of service due to death or retirement), a participant may generally elect to receive distribution equal to the value of the participant's account balance by a single lump-sum payment, two or more partial distributions (not to exceed four partial distributions during a plan year), or under installment payments paid monthly, quarterly, semi-annually or annually over a period that does not exceed applicable life expectancies.
Participants are also eligible to make in-service withdrawals from their account balance upon occurrence of certain events. In-service withdrawals are permitted if a participant is still employed and has reached age 59 1/2, has been called to active military service for more than thirty days, or has completed a rollover of funds into the Plan. Participants are also eligible to make hardship withdrawals in the event of certain financial hardships. In-service withdrawals are not eligible for installment payments. To the extent an account is invested in Fastenal common stock, a withdrawal or distribution can be in the form of Fastenal common stock or cash. However, any hardship distribution will be made in the form of cash.
Forfeitures
Forfeitures may be used as defined in the Plan document including to pay other miscellaneous Plan expenses or to reduce discretionary matching contributions to the Plan. The forfeiture account totaled $149,815 and $43,859 at December 31, 2025 and 2024, respectively. Total forfeitures used to pay Plan expenses in 2025 were $75,629.
Administrative Expenses
Fees associated with the fund options, such as investment management fees, are generally deducted from the investment fund, reducing the net returns of the investment fund. Recordkeeping, trustee/custodial services, and other administrative costs are paid quarterly using any applicable investment-related revenue, and any remaining amounts are paid by participants quarterly on a per capita basis. Fastenal pays for investment advisory services, audit fees, and adhoc administrative services.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the shares of Fastenal common stock allocated to his or her account and will be notified prior to the time that such rights are to be exercised.
Fastenal will vote shares for which no directions have been timely received in proportion to the vote cast by participants who have responded timely.
Plan Termination
Although we have not expressed any intention to do so, we have the right under the Plan to discontinue our contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA.